INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2018
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule Of Intangible Assets
The following table sets forth the components of intangible assets:

	December 31,
	2017	2018
Original amounts:

Technology	$1,225	$4,509
Software development costs	974	2,067

Intangible assets, net	$2,199	$6,576